Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Loss from operations	$ (1,587,286)	$ (1,670,440)
Other income (expense):
Interest expense	(274,973)	(934,906)
Other (expense) income	(3,367,299)	5,719,322
(Loss) income before provision for income taxes	(4,954,585)	4,048,882
Income tax expense (benefit)	152,466	1,319,280
Net income (loss)	(5,107,051)	2,729,602
Net (loss) income	(5,107,051)	2,729,602
Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	96,516,439	202,437,316	$ 75,516,562
Operating expenses:
Cost of revenues	42,066,179	86,032,540	40,392,001
Selling and marketing	95,210,452	74,181,413	19,257,984
General and administrative	22,283,772	18,121,437	12,049,547
Research and development	14,364,827	13,905,426	12,345,518
Legal expense	10,832,877	2,038,974	802,044
Net loss (gain) on digital assets	(1,683,946)	4,000	5,065,413
Total operating expenses	183,074,161	194,283,790	89,912,507
Loss from operations	(86,557,722)	8,153,526	(14,395,945)
Other income (expense):
Interest expense	(2,366,014)	(3,657,958)	(694,374)
Interest income	3,490,743	1,819,121	614,426
Impairment of investment in affiliates	(1,000,000)
Other (expense) income	124,729	(1,838,837)	(79,948)
(Loss) income before provision for income taxes	(86,432,993)	6,314,689	(14,475,893)
Income tax expense (benefit)	3,534,602	(2,697,435)	(765,185)
Net income (loss)	(89,967,595)	9,012,124	(13,710,708)
Net income (loss) attributable to noncontrolling interests	(172,101)	(151,670)
Net (loss) income	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Basic net (loss) income per share	$ (3.482)	$ 0.37	$ (0.565)
Diluted gain (loss) per share (in dollars per share)	$ (3.482)	$ 0.353	$ (0.565)
Weighted average shares outstanding, basic	25,791,117	24,775,858	24,264,683
Weighted average common shares outstanding - diluted	25,791,117	25,929,246	24,264,683
Angel Studios, Inc. CIK: 0001671941 | Licensed content and other revenue
Revenue:
Total revenue	$ 88,691,769	$ 167,150,134	$ 41,536,516
Angel Studios, Inc. CIK: 0001671941 | Pay it Forward
Revenue:
Total revenue	$ 7,824,670	$ 35,287,182	$ 33,980,046